SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Operating Income by Segment
	Six Months Ended June 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$19,694	$22,820	$38,294	$4,438	$-	$85,246
Revenues - internal	390	845	-	-	(1,235)	-

Cost of revenues	13,887	16,962	32,745	2,191	(1,318)	64,467
Gross profit	6,197	6,703	5,549	2,247	83	20,779

Research and development	320	312	-	(68)	-	564
Selling and marketing	903	1,136	1,797	277	-	4,113
General and administrative	2,480	1,739	2,958	320	-	7,497
Operating income	$2,494	$3,516	$794	$1,718	$83	8,605

Financial expenses, net						(1,158)
Income before taxes						$7,447

	Six Months Ended June 30, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated
Revenues - external	$18,382	$19,459	$29,163	$3,609	$-	$70,613
Revenues - internal	507	1,499	-	-	(2,006)	-

Cost of revenues	12,275	17,632	25,396	2,186	(1,926)	55,563
Gross profit	6,614	3,326	3,767	1,423	(80)	15,050

Research and development	206	155	227	32	-	620
Selling and marketing	1,124	964	1,377	188	-	3,653
General and administrative	2,004	1,673	2,289	259	-	6,225
Other segment expenses (income)	-	(2)	(388)	-		(390)
Operating income	$3,280	$536	$262	$944	$(80)	4,942

Financial expenses, net						(756)
Income before taxes						$4,186

The following financial information is the information that CODM uses for analyzing the segment results. The following financial information is a summary of the operating income of each operational segment:

	Three Months Ended June 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues - external	$9,608	$11,248	$19,996	$2,252	$-	$43,104
Revenues - internal	53	277	-	-	(330)	-

Cost of revenues	6,714	8,139	16,700	1,083	(357)	32,279
Gross profit	2,947	3,386	3,296	1,169	27	10,825

Research and development	171	172	-	(103)	-	240
Selling and marketing	452	582	1,009	142	-	2,185
General and administrative	1,403	944	1,455	163	-	3,965
Operating income	$921	$1,688	$832	$967	$27	4,435

Financial expenses, net						(1,100)
Income before taxes						$3,335

	Three Months Ended June 30, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated
Revenues - external	$9,367	$10,220	$15,191	$1,747	$-	$36,525
Revenues - internal	222	728			(950)

Cost of revenues	5,936	9,497	12,832	1,101	(825)	28,541
Gross profit	3,653	1,451	2,359	646	(125)	7,984

Research and development	96	91	128	28	-	343
Selling and marketing	470	590	813	120	-	1993
General and administrative	968	757	1,127	64	-	2,916
Other segment expenses (income)	(2)	-	-	-		(2)
Operating income	$2,121	$13	$291	$434	$(125)	2,734

Financial expenses, net						(307)
Income before taxes						$2,427

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
	Six Months Ended June 30, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$73,499	$43,516	$87,423	$11,033	$(1,836)	$213,635
Depreciation and amortization	408	543	1,466	175	(79)	2,513
Expenditure for segment assets	1,502	332	4,167	164	-	6,165

	Year Ended December 31, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$33,726	$40,698	$80,014	$10,182	$(1,258)	$163,362
Depreciation and amortization	642	1,040	3,412	388	(27)	5,455
Expenditure for segment assets	1,972	1,124	1,347	683	-	5,126